UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tennenbaum Capital Partners, LLC
Address:          2951 28th Street, Suite 1000
                  Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul L. Davis
Title:   Chief Financial Officer
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

          /s/ Paul L. Davis        Santa Monica, California     August 15, 2011
        ----------------------   ----------------------------  -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     33
Form 13F Information Table Value Total:     $192,706
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

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
                                                            VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BUCYRUS INTL INC NEW          COM               118759109    9,166    100,000 SH        SOLE                    100,000
CEPHALON INC                  COM               156708109    2,956     37,000 SH        SOLE                     37,000
CMS ENERGY CORP               NOTE 2.875% 12/0  125896AW0    5,636  3,675,000 PRN       SOLE                  3,675,000
COINSTAR INC                  NOTE 4.000% 12/0  19259PAF9    9,169  6,000,000 PRN       SOLE                  6,000,000
DIALOGIC INC                  COM               25250T100    9,211  2,046,899 SH        SOLE                  2,046,899
DORAL FINL CORP               COM NEW           25811P886   11,250  5,739,988 SH        SOLE                  5,739,988
EMS TECHNOLOGIES INC          COM               26873N108    1,649     50,000 SH        SOLE                     50,000
EXIDE TECHNOLOGIES            FRNT 9/1          302051AL1    2,403  2,690,000 SH        SOLE                  2,690,000
GLOBAL CROSSING LTD           SHS NEW           G3921A175    2,715     70,750 SH        SOLE                     70,750
GOODRICH PETE CORP            NOTE 5.000%10/0   382410AC2    8,786  9,000,000 PRN       SOLE                  9,000,000
GSI GROUP INC CDA NEW         COM NEW           36191C205   17,258  1,432,171 SH        SOLE                  1,432,171
HYPERCOM CORP                 COM               44913M105    3,342    340,014 SH        SOLE                    340,014
JAZZ TECHNOLOGIES INC         NOTE 8.000% 12/3  47214EAA0    2,000  2,000,000 PRN       SOLE                  2,000,000
LAWSON SOFTWARE INC NEW       COM               52078P102    3,366    300,000 SH        SOLE                    300,000
LEVEL 3 COMMUNICATIONS INC    NOTE 6.500% 10/0  52729NBR0    5,403  2,550,000 PRN       SOLE                  2,550,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1   53219LAH2    4,283  4,000,000 PRN       SOLE                  4,000,000
LUBRIZOL CORP                 COM               549271104    8,728     65,000 SH        SOLE                     65,000
MAGNACHIP SEMICONDUCTOR CORP  COM               55933J203   19,131  1,953,743 SH        SOLE                  1,953,743
MASSEY ENERGY CO              NOTE 3.250% 8/0   576203AJ2    5,320  5,000,000 PRN       SOLE                  5,000,000
NATIONAL SEMICONDUCTOR CORP   COM               637640103    5,537    225,000 SH        SOLE                    225,000
ON SEMICONDUCTOR CORP         NOTE 2.625% 12/1  682189AG0    1,206  1,000,000 PRN       SOLE                  1,000,000
ONLINE RES CORP               COM               68273G101   12,425  3,811,400 SH        SOLE                  3,811,400
RADISYS CORP                  NOTE 2.750% 2/1   750459AE9    2,413  2,500,000 PRN       SOLE                  2,500,000
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5    3,872  4,000,000 PRN       SOLE                  4,000,000
SANDISK CORP                  NOTE 1.500% 8/1   80004CAD3    3,186  3,000,000 PRN       SOLE                  3,000,000
TECH DATA CORP                DBCV 2.750% 12/1  878237AE6    7,660  7,353,000 PRN       SOLE                  7,353,000
TIMBERLAND CO                 CL A              887100105    1,074     25,000 SH        SOLE                     25,000
TTM TECHNOLOGIES INC          NOTE 3.250% 5/1   87305RAC3    6,328  5,000,000 PRN       SOLE                  5,000,000
UNITED STATES STL CORP NEW    NOTE 4.000% 5/1   912909AE8    6,361  4,000,000 PRN       SOLE                  4,000,000
VARIAN SEMICONDUCTOR EQUIPMN  COM               922207105    1,540     25,066 SH        SOLE                     25,066
VERIGY LTD                    NOTE 5.250% 7/1   92345XAB4    8,285  6,581,000 PRN       SOLE                  6,581,000
VIASYSTEMS GROUP INC          COM PAR$.01       92553H803      225     10,000 SH        SOLE                     10,000
WARNER MUSIC GROUP CORP       COM               934550104      822    100,000 SH        SOLE                    100,000
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